PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
PLANT EQUIPMENT AND MINING PROPERTIES
Assets Under Construction	$ 3,341	$ 3,166
Property Plant Equipment, Write down	1	144
Property Plant Equipment, Net Carrying Amount	$ 5,850	$ 5,832